STOCKHOLDERS EQUITY (Details 7) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Number of options outstanding		52,477
Weighted average remaining contractual life	5 years	8 years 4 months 24 days
Number of options exercisable and vested		16,179
Options exercisable and vested weighted average exercise price		$ 105.22
Exercise Price One [Member]
Number of options outstanding		47,847
Weighted average remaining contractual life		8 years 8 months 12 days
Number of options exercisable and vested		11,549
Options exercisable and vested weighted average exercise price		$ 25.89
Exercise Price Two [Member]
Number of options outstanding		3,789
Weighted average remaining contractual life		6 years 4 months 24 days
Number of options exercisable and vested		3,789
Options exercisable and vested weighted average exercise price		$ 97.49
Exercise Price Three [Member]
Number of options outstanding		603
Weighted average remaining contractual life		3 years 6 months
Number of options exercisable and vested		603
Options exercisable and vested weighted average exercise price		$ 994.17
Exercise Price Four [Member]
Number of options outstanding		238
Weighted average remaining contractual life		1 year 4 months 24 days
Number of options exercisable and vested		238
Options exercisable and vested weighted average exercise price		$ 1,825.97